Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS:

4. DISCONTINUED OPERATIONS

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently on April 30, 2014, Anchor entered into an Asset Purchase and Sale Agreement (the “Purchase Agreement”) with a Bank, pursuant to which Anchor sold to the Bank substantially all of its assets (the “Anchor Assets”), consisting primarily of its factoring portfolio (the “Portfolio Accounts”). The purchase price for the Anchor Assets was equal to (1) approximately $4,445,000 which represented 110% of the total funds outstanding associated with the Portfolio Accounts which resulted in a gain of approximately $445,000 plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition (“Earnout Payments”). The Earnout Payments totaled $342,541 for the period ended December 31, 2014 and $120,484 for the three months ended March 31, 2015. The sale of the Anchor Assets was made in a series of closings through June 16, 2014. In connection with each closing, Anchor used the proceeds thereof to pay the Bank all amounts due for factor advances associated with the Portfolio Accounts acquired pursuant to such closing under Anchor’s Rediscount Facility Agreement with the Bank dated November 30, 2011 (the “Rediscount Facility Agreement”). In accordance with the Purchase Agreement, following the final closing thereunder all obligations of Anchor under the Rediscount Facility Agreement (and the associated Validity Warranty) were paid and satisfied in full and the agreement was terminated. In 2014, subsequent to the quarter ended March 31, 2014 Anchor recorded a gain of $788,015 on the sale of these assets including the earnout payments received through December 31, 2014. In the quarter ended March 31, 2015, Anchor recorded a gain of $120,484 for the earnout payments received during such period which is included in income from discontinued operations. Future contingent earnout payments will be recorded as income when earned.

The assets and liabilities of the discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations” in the accompanying consolidated Balance Sheet at December 31, 2014 and consist of the following:

December 31, 2014
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$6,500
$6,500
Liabilities of discontinued operations:
Accounts payable	$7,626
$7,626

Major classes of income and expenses related to income from discontinued operations are as follows:

Three Months ended March 31, 2014
Finance revenues	$463,842
Interest expense-financial institution	(70,614)
Provision for credit losses	(864)
Net finance revenues	392,364
Operating expenses	(137,718)
Income from discontinued operations before income taxes	$254,646)

3.DISCONTINUED OPERATIONS:

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently on April 30, 2014, Anchor entered into an Asset Purchase and Sale Agreement (the “Purchase Agreement”) with a Bank, pursuant to which Anchor sold to the Bank substantially all of its assets (the “Anchor Assets”), consisting primarily of its factoring portfolio (the “Portfolio Accounts”). The purchase price for the Anchor Assets was equal to (1) approximately $4,445,000 which represented 110% of the total funds outstanding associated with the Portfolio Accounts which resulted in a gain of approximately $445,000 plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition (“Earnout Payments”). The Earnout Payments totaled $342,541 for the period ended December 31, 2014. The sale of the Anchor Assets was made in a series of closings through June 16, 2014. In connection with each closing, Anchor used the proceeds thereof to pay the Bank all amounts due for factor advances associated with the Portfolio Accounts acquired pursuant to such closing under Anchor’s Rediscount Facility Agreement with the Bank dated November 30, 2011 (the “Rediscount Facility Agreement”). In accordance with the Purchase Agreement, following the final closing thereunder all obligations of Anchor under the Rediscount Facility Agreement (and the associated Validity Warranty) were paid and satisfied in full and the agreement was terminated. Anchor recorded a gain of $788,015 on the sale of these assets including the earnout payments received through December 31, 2014 which is included in income from discontinued operations. Future contingent earnout payments will be recorded as income when earned.

The assets and liabilities of the discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations” in the accompanying consolidated Balance Sheets at December 31, 2014 and December 31, 2013 and consist of the following:

	December 31, 2014	December 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$6,500	$4,966,338
Earned but uncollected fees	-	141,077
Due from client	-	256,313
	$6,500	$5,363,728

Liabilities of discontinued operations:
Accounts payable	$-	$26,966
Accrued expenses	7,626	51,719
Due to financial institution	-	3,240,942
Deferred revenue	-	12,328
	$7,626	$3,331,955

Major classes of income and expenses related to income from discontinued operations are as follows:

	Twelve months ended
	December 31, 2014	December 31, 2013

Finance revenues	$735,357	$2,364,128
Interest expense and other fees -financial institution	(109,878)	(385,918)
Benefit (Provision) for credit losses	24,904	(62,603)
Net finance revenues	650,383	1,915,607
Operating expenses	(446,733)	(1,953,814)
Other income	153,453	-
	357,103	(38,207)
Gain on sale of discontinued assets	788,015	-
Income (loss) from discontinued operations before income taxes	$1,145,118	$(38,207)